Post-retirement benefit obligations - Sensitivity Analysis (Details) - Healthcare - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Sensitivity analysis
Cost inflation as premium over CPI	2.00%
South Africa | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 325	R 518
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (280)	R (417)
South Africa | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (264)	R (417)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 310	R 507
US | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
US | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (38)	R (23)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 47	R 28